4. INVENTORIES (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories Details
Raw materials	$ 1,166,501	$ 477,929	$ 300,739
Work in process	162,539	0
Finished goods	2,900,030	2,306,681	1,423,768
Total inventories	$ 4,229,070	$ 2,784,610	$ 1,724,507